Provisions for Product Warranty	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Provisions for Product Warranty	PROVISIONS FOR PRODUCT WARRANTY

	December 31
	2021	2020
Current	$6,480	$7,129
Non-current	9,150	10,433
	$15,630	$17,562
Movement of provisions for product warranty for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the Year Ended December 31
	2021	2020	2019
Balance, beginning of the year	$17,562	$21,321	$11,002
Provisions recognized	5,642	5,260	14,193
Usage	(7,811)	(10,200)	(4,447)
Effect of foreign exchange difference	237	1,181	573
Balance, end of the year	$15,630	$17,562	$21,321
The Company provides warranty service for its customers. The warranty period for electric scooters is generally two years. The warranty is estimated based on actual claims incurred to date as well as the forecasted claims based on historical experience and an estimate of the working hours, material costs and hourly wage rates, depending on the types of electric scooters.